UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2010 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 22.8%
Brady Corporation (Class A)	242,600	$6,045,592
CLARCOR, Inc.	165,400	5,875,008
Copart, Inc.*	188,500	6,750,185
Landauer, Inc.	3,800	231,344
Life Technologies Corporation*	286,300	13,527,675
Manpower Inc.	144,800	6,252,464
ScanSource, Inc.*	441,400	11,004,102
		$49,686,370
PRODUCER DURABLE GOODS — 21.4%
Actuant Corporation (Class A)	227,500	$4,283,825
Franklin Electric Co., Inc.	150,200	4,328,764
Graco Inc.	198,800	5,604,172
HNI Corporation	356,500	9,835,835
IDEX Corporation	180,450	5,155,456
WABCO Holdings Inc.	340,000	10,703,200
Zebra Technologies Corporation (Class A)*	258,500	6,558,145
		$46,469,397
RETAILING — 14.4%
CarMax, Inc.*	512,600	$10,200,740
O’Reilly Automotive, Inc.*	238,000	11,319,280
Signet Jewelers Limited*	358,700	9,864,250
		$31,384,270
HEALTH CARE — 12.0%
Bio-Rad Laboratories, Inc. (Class A)*	87,400	$7,559,226
Lincare Holdings Inc.*	395,100	12,844,701
Varian Medical Systems, Inc.*	26,800	1,401,104
VCA Antech, Inc.*	176,500	4,370,140
		$26,175,171
TRANSPORTATION — 8.0%
Heartland Express, Inc.	541,300	$7,859,676
Knight Transportation, Inc.	472,600	9,565,424
		$17,425,100
ENERGY — 8.0%
FMC Technologies, Inc.*	118,700	$6,250,742
Helix Energy Solutions Group, Inc.*	200,000	2,154,000
Noble Corporation	288,900	8,929,899
		$17,334,641
TECHNOLOGY — 4.9%
Maxim Integrated Products, Inc.	221,400	$3,704,022
Microchip Technology Incorporated	250,100	6,937,774
		$10,641,796
ENTERTAINMENT — 0.9%
Carnival Corporation (Class A)*	63,000	$1,905,120

TOTAL COMMON STOCKS — 92.4% (Cost $227,682,185)		$201,021,865

SHORT-TERM INVESTMENTS
General Electric Company — 0.08% 7/1/10	$5,474,000	$5,474,000
Chevron Funding Corporation — 0.14% 7/8/10	11,000,000	10,999,701
TOTAL SHORT-TERM INVESTMENTS — 7.6% (Cost $16,473,701)		$16,473,701

TOTAL INVESTMENTS — 100.0% (Cost $244,155,886) — Note 2		$217,495,566
Other assets and liabilities, net — 0.0%		(64,748)
TOTAL NET ASSETS — 100.0%		$217,430,818

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$201,021,865			$201,021,865
Short-Term Investments	—	$16,473,701	—	16,473,701
Total Investments	$201,021,865	$16,473,701	—	$217,495,566

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $227,794,503 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$11,563,064
Gross unrealized depreciation:	(38,335,702)
Net unrealized depreciation:	$(26,772,638)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 27, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 27, 2010